UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.9%)(a)
		Shares	Value

Australia (2.1%)

Challenger, Ltd.		737,353	$3,706,993

Telstra Corp., Ltd.		625,613	2,469,757

			6,176,750
Brazil (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

Global Fashion Holding SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)		9,323	242,814

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)		2	2

			242,826
Canada (0.9%)

Intact Financial Corp.		37,000	2,598,456

			2,598,456
China (2.7%)

China Mobile, Ltd.		182,000	2,172,187

Ctrip.com International, Ltd. ADR(NON)(S)		20,300	1,282,554

Skyworth Digital Holdings, Ltd.		3,036,000	2,072,297

Tencent Holdings, Ltd.		132,700	2,231,820

			7,758,858
France (15.7%)

Accor SA		77,694	3,637,067

Air Liquide SA		23,178	2,746,560

Airbus Group SE		70,801	4,205,296

Alcatel-Lucent(NON)		811,932	2,989,229

Gaztransport Et Technigaz SA		31,657	1,645,019

Natixis SA		476,570	2,633,144

Numericable-SFR(NON)		72,547	3,360,125

Sanofi		54,156	5,159,206

Societe Generale SA		66,272	2,964,482

Total SA		133,349	6,012,050

Valeo SA		17,707	2,397,893

Veolia Environnement SA		319,176	7,314,346

			45,064,417
Germany (3.8%)

Henkel AG & Co. KGaA (Preference)		40,902	4,202,511

RIB Software AG		49,920	784,469

Siemens AG		43,201	3,859,717

Zalando SE(NON)		66,038	2,187,284

			11,033,981
Hong Kong (0.5%)

WH Group, Ltd. 144A(NON)		3,140,000	1,564,200

			1,564,200
India (1.6%)

Axis Bank, Ltd.		240,054	1,819,158

Bharti Infratel, Ltd.		294,542	1,595,931

Tata Motors, Ltd.(NON)		267,460	1,220,724

			4,635,813
Ireland (4.2%)

Bank of Ireland(NON)		8,611,061	3,352,265

Kerry Group PLC Class A		47,118	3,543,130

Permanent TSB Group Holdings PLC(NON)		432,918	2,301,832

Smurfit Kappa Group PLC		103,570	2,784,317

			11,981,544
Italy (2.6%)

Luxottica Group SpA		46,213	3,212,459

Telecom Italia SpA RSP		4,034,339	4,140,213

			7,352,672
Japan (21.6%)

Astellas Pharma, Inc.		254,500	3,303,940

Daikin Industries, Ltd.		47,600	2,676,338

Electric Power Development Co., Ltd.		85,400	2,619,679

Japan Airlines Co., Ltd.		79,800	2,817,128

Japan Tobacco, Inc.		145,700	4,532,410

JTEKT Corp		203,600	2,856,935

Kao Corp.		61,600	2,798,691

KDDI Corp.		169,000	3,784,642

LIXIL Group Corp.		134,800	2,741,574

Mitsubishi Corp.		186,400	3,064,664

Nintendo Co., Ltd.		22,700	3,834,978

Panasonic Corp.		337,400	3,425,307

Shinsei Bank, Ltd.		1,083,000	2,237,055

Sumitomo Mitsui Financial Group, Inc.		161,100	6,132,673

Tokyo Gas Co., Ltd.		908,000	4,413,832

Toyota Motor Corp.		143,000	8,410,451

Yamaha Motor Co., Ltd.		111,300	2,244,802

			61,895,099
Netherlands (4.3%)

Akzo Nobel NV		41,451	2,694,757

ING Groep NV GDR		347,363	4,931,056

Unilever NV ADR		115,756	4,658,516

			12,284,329
New Zealand (1.0%)

Spark New Zealand, Ltd.		1,494,779	2,849,181

			2,849,181
Norway (0.8%)

DNB ASA		180,395	2,350,904

			2,350,904
Singapore (0.4%)

Ezion Holdings, Ltd.(S)		2,531,840	1,165,258

			1,165,258
South Korea (0.8%)

Samsung Electronics Co., Ltd.		2,273	2,185,937

			2,185,937
Spain (3.8%)

Acerinox SA(S)		139,665	1,247,891

Atresmedia Corporacion de Medios de Comunicacion SA		196,667	2,502,382

Cellnex Telecom SAU 144A(NON)		118,243	2,012,209

Grifols SA ADR		62,471	1,899,118

International Consolidated Airlines Group SA(NON)		363,020	3,239,680

			10,901,280
Sweden (3.1%)

Assa Abloy AB Class B		197,667	3,550,451

Com Hem Holding AB		364,865	3,051,446

Intrum Justita AB		65,809	2,276,655

			8,878,552
Switzerland (4.3%)

Credit Suisse Group AG		154,653	3,720,594

Novartis AG		92,374	8,509,008

			12,229,602
United Arab Emirates (0.9%)

Dubai Islamic Bank PJSC		1,336,615	2,450,006

			2,450,006
United Kingdom (22.7%)

Associated British Foods PLC		101,383	5,138,202

AstraZeneca PLC		74,158	4,706,315

BG Group PLC		186,476	2,688,932

Compass Group PLC		279,452	4,461,477

Fiat Chrysler Automobiles NV(NON)		273,544	3,565,453

Genel Energy PLC(NON)		428,116	1,800,839

Lloyds Banking Group PLC		3,022,682	3,445,776

Metro Bank PLC (acquired 1/15/14, cost $998,323) (Private)(F)(RES)(NON)		46,900	1,133,393

Persimmon PLC		179,527	5,470,094

Prudential PLC		232,407	4,913,213

Regus PLC		366,054	1,701,421

SABMiller PLC		81,992	4,646,195

Shire PLC		49,907	3,406,353

Sports Direct International PLC(NON)		193,376	2,218,489

St James's Place PLC		192,113	2,473,150

Virgin Money Holdings UK PLC(NON)		404,815	2,370,799

Vodafone Group PLC		1,297,148	4,101,631

Wolseley PLC		48,816	2,855,700

WPP PLC		191,338	3,984,586

			65,082,018
United States (1.0%)

Google, Inc. Class C(NON)		4,902	2,982,475

			2,982,475

Total common stocks (cost $284,367,350)			$283,664,158

SHORT-TERM INVESTMENTS (1.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	2,458,500	$2,458,500

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	1,016,643	1,016,643

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	690,000	690,000

U.S. Treasury Bills 0.22%, February 18, 2016(SEGSF)		$219,000	218,980

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)		100,000	99,991

U.S. Treasury Bills 0.13%, February 4, 2016		15,000	14,999

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)		30,000	29,999

U.S. Treasury Bills 0.24%, October 8, 2015(SEGSF)		103,000	103,000

U.S. Treasury Bills 0.09%, October 1, 2015(SEGSF)		62,000	62,000

Total short-term investments (cost $4,693,938)			$4,694,112

TOTAL INVESTMENTS

Total investments (cost $289,061,288)(b)			$288,358,270

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $184,726,825) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	12/16/15	$11,705,671	$11,830,662	$124,991
	Japanese Yen	Buy	11/18/15	847,363	849,366	(2,003)
	Japanese Yen	Sell	11/18/15	847,363	819,601	(27,762)
Barclays Bank PLC
	Canadian Dollar	Buy	10/21/15	2,821,964	2,996,583	(174,619)
	Euro	Buy	12/16/15	2,720,974	2,724,764	(3,790)
	Euro	Sell	12/16/15	2,720,974	2,754,726	33,752
	Hong Kong Dollar	Sell	11/18/15	119,791	119,302	(489)
	Japanese Yen	Sell	11/18/15	452,714	440,439	(12,275)
	Swiss Franc	Buy	12/16/15	2,859,422	2,868,484	(9,062)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,046,145	1,042,419	3,726
	Australian Dollar	Sell	10/21/15	1,046,145	1,136,904	90,759
	Danish Krone	Buy	12/16/15	5,418,422	5,391,360	27,062
	Japanese Yen	Sell	11/18/15	1,633,726	1,680,053	46,327
Credit Suisse International
	Australian Dollar	Buy	10/21/15	2,374,792	2,366,386	8,406
	Australian Dollar	Sell	10/21/15	2,374,792	2,580,770	205,978
	Canadian Dollar	Sell	10/21/15	716,224	721,358	5,134
	Euro	Buy	12/16/15	7,727,812	7,824,363	(96,551)
	Euro	Sell	12/16/15	7,727,812	7,738,452	10,640
	Japanese Yen	Buy	11/18/15	3,781,493	3,702,886	78,607
	Japanese Yen	Sell	11/18/15	3,799,786	3,762,697	(37,089)
	New Zealand Dollar	Sell	10/21/15	1,356,875	1,378,531	21,656
	Norwegian Krone	Sell	12/16/15	231,508	239,257	7,749
	Swedish Krona	Sell	12/16/15	145,577	144,909	(668)
	Swiss Franc	Buy	12/16/15	2,204,446	2,207,910	(3,464)
	Swiss Franc	Sell	12/16/15	2,204,446	2,196,835	(7,611)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	6,367,674	6,369,286	(1,612)
	Australian Dollar	Sell	10/21/15	6,367,674	6,915,562	547,888
	British Pound	Buy	12/16/15	1,832,731	1,854,928	(22,197)
	British Pound	Sell	12/16/15	1,832,731	1,860,545	27,814
	Euro	Buy	12/16/15	2,800,970	2,805,297	(4,327)
	Euro	Sell	12/16/15	2,800,970	2,835,790	34,820
	New Zealand Dollar	Sell	10/21/15	1,204,870	1,263,036	58,166
Goldman Sachs International
	British Pound	Sell	12/16/15	3,254,123	3,293,706	39,583
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	1,004,496	1,040,956	(36,460)
	Australian Dollar	Sell	10/21/15	1,004,496	1,076,263	71,767
	British Pound	Buy	12/16/15	801,962	811,688	(9,726)
	British Pound	Sell	12/16/15	801,962	814,239	12,277
	Euro	Buy	12/16/15	3,566,579	3,571,547	(4,968)
	Euro	Sell	12/16/15	3,566,579	3,610,917	44,338
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	878,181	891,639	(13,458)
	British Pound	Sell	12/16/15	878,181	889,023	10,842
	Canadian Dollar	Buy	10/21/15	1,469,762	1,560,653	(90,891)
	Euro	Buy	12/16/15	2,382,195	2,385,626	(3,431)
	Euro	Sell	12/16/15	2,382,195	2,411,798	29,603
	Japanese Yen	Sell	11/18/15	434,885	418,447	(16,438)
	Norwegian Krone	Sell	12/16/15	801,562	828,410	26,848
	Singapore Dollar	Buy	11/18/15	2,641,900	2,646,485	(4,585)
	South Korean Won	Sell	11/18/15	2,135,515	2,278,223	142,708
	Swiss Franc	Buy	12/16/15	3,236,603	3,244,330	(7,727)
State Street Bank and Trust Co.
	British Pound	Sell	12/16/15	4,517,481	4,605,258	87,777
	Euro	Sell	12/16/15	837,102	852,598	15,496
	Israeli Shekel	Buy	10/21/15	2,134,033	2,206,631	(72,598)
	Japanese Yen	Buy	11/18/15	659,927	661,632	(1,705)
	Japanese Yen	Sell	11/18/15	659,927	638,382	(21,545)
	Swiss Franc	Buy	12/16/15	2,892,242	2,883,094	9,148
	Swiss Franc	Sell	12/16/15	2,892,242	2,896,951	4,709
UBS AG
	Australian Dollar	Buy	10/21/15	1,407,529	1,623,906	(216,377)
	British Pound	Sell	12/16/15	1,292,091	1,304,958	12,867
	Euro	Buy	12/16/15	6,952,469	7,039,830	(87,361)
	Euro	Sell	12/16/15	6,952,469	6,961,495	9,026
	Japanese Yen	Sell	11/18/15	1,181,933	1,133,892	(48,041)
	Swiss Franc	Buy	12/16/15	2,990,396	2,997,504	(7,108)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	5,658,511	6,148,851	(490,340)
	Australian Dollar	Sell	10/21/15	5,359,182	5,339,402	(19,780)
	Euro	Sell	12/16/15	6,742,690	6,847,528	104,838
	Japanese Yen	Sell	11/18/15	5,570,289	5,387,502	(182,787)

Total						$216,457

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $286,901,463.
(b)	The aggregate identified cost on a tax basis is $289,161,254, resulting in gross unrealized appreciation and depreciation of $27,459,037 and $28,262,021, respectively, or net unrealized depreciation of $802,984.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,376,219, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$203,323	$73,076,331	$72,263,011	$1,915	$1,016,643
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,458,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,340,924.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,127,321 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	19.5%
	Financials	19.4
	Industrials	12.5
	Consumer staples	10.8

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $580,142 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,091,546 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $449,940 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$6,176,750	$—
Brazil	—	—	242,826
Canada	2,598,456	—	—
China	1,282,554	6,476,304	—
France	—	45,064,417	—
Germany	—	11,033,981	—
Hong Kong	—	1,564,200	—
India	—	4,635,813	—
Ireland	—	11,981,544	—
Italy	—	7,352,672	—
Japan	—	61,895,099	—
Netherlands	—	12,284,329	—
New Zealand	—	2,849,181	—
Norway	—	2,350,904	—
Singapore	—	1,165,258	—
South Korea	—	2,185,937	—
Spain	1,899,118	9,002,162	—
Sweden	—	8,878,552	—
Switzerland	—	12,229,602	—
United Arab Emirates	—	2,450,006	—
United Kingdom	—	63,948,625	1,133,393
United States	2,982,475	—	—
Total common stocks	8,762,603	273,525,336	1,376,219
Short-term investments	1,706,643	2,987,469	—

Totals by level	$10,469,246	$276,512,805	$1,376,219

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$216,457	$—

Totals by level	$—	$216,457	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,918,213	$1,701,756

Total	$1,918,213	$1,701,756

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$196,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$124,991	$33,752	$167,874	$338,170	$668,688	$39,583	$128,382	$210,001	$117,130	$21,893	$104,838	$ 1,955,302

	Total Assets	$124,991	$33,752	$167,874	$338,170	$668,688	$39,583	$128,382	$210,001	$117,130	$21,893	$104,838	$1,955,302

	Liabilities:
	Forward currency contracts#	29,765	200,235	—	145,383	28,136	—	51,154	136,530	95,848	358,887	692,907	1,738,845

	Total Liabilities	$29,765	$200,235	$—	$145,383	$28,136	$—	$51,154	$136,530	$95,848	$358,887	$692,907	$1,738,845

	Total Financial and Derivative Net Assets	$95,226	$(166,483)	$167,874	$192,787	$640,552	$39,583	$77,228	$73,471	$21,282	$(336,994)	$(588,069)	$216,457
	Total collateral received (pledged)##†	$95,226	$(120,978)	$167,874	$190,000	$640,552	$—	$—	$—	$—	$(328,962)	$—
	Net amount	$—	$(45,505)	$—	$2,787	$—	$39,583	$77,228	$73,471	$21,282	$(8,032)	$(588,069)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015